UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09419
                                  ----------------------------------------------

                         PAX WORLD HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    222 State Street, Portsmouth, NH                               03801-3853
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729
                                                   -----------------------------

Date of fiscal year end:            December 31
                        --------------------------------------------------------

Date of reporting period:  September 30, 2005
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

                                             Schedule of Investments (Unaudited)
                                                              September 30, 2005


PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                              PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                      AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------
                CORPORATE BONDS: 91.6%

CONSUMER DISCRETIONARY: 22.0%
                Bear Creek Corp., 144A, 9.000%,
                     due March 1, 2013 (b)                        $   750,000              $    780,000
                Blockbuster, Inc., 144A, 9.500%,
                     due September 1, 2012 (b)                        500,000                   415,000
                Brookstone Co. Inc., 144A, 12.000%,
                     due October 15, 2012 (b)                         750,000                   746,250
                Brown Shoe, Inc., 8.750%,
                     due May 1, 2012                                  250,000                   265,000
                Dura Operating Corp., 9.000%,
                     due May 1, 2009                                  500,000                   350,000
                Emmis Communications Corp., 9.745%,
                     due June 15, 2012                                750,000                   759,375
                Equinox Holdings, Inc., 9.000%,
                     due December 15, 2009                          1,005,000                 1,036,406
                FTD Inc., 7.750%,
                     due February 15, 2014                            689,000                   694,168
                Gregg Appliances, Inc., 9.000%,
                     due February 1, 2013                           1,000,000                   945,000
                Interactive Health LLC, 144A, 7.250%,
                     due April 1, 2011 (b)                          1,250,000                 1,081,250
                Leslies Poolmart, Inc., 7.750%,
                     due February 1, 2013                             500,000                   507,500
                Pep Boys-Manny, Moe and Jack, 7.500%,
                     due December 15, 2014                            725,000                   677,875
                Perry Ellis International, Inc., 144A, 8.875%,
                     due September 15, 2013 (b)                       750,000                   772,500
                Riddell Bell Holdings, Inc., 8.375%,
                     due October 1, 2012                              775,000                   767,250
                Quicksilver Inc., 144A, 6.875%,
                     due April 15, 2015 (b)                           750,000                   723,750
                Uno Restaurant, 144A, 10.000%,
                     due February 15, 2011 (b)                        750,000                   697,500
                VICORP Restaurants, Inc., 10.500%,
                     due April 15, 2011                             1,180,000                 1,156,400
                WH Holdings Ltd., 9.500%,
                     due April 1, 2011                              1,390,000                 1,504,675
                Williams Scotsman Inc., 144A, 8.500%,
                     due October 1, 2015 (b)                          250,000                   254,375
                                                                                           -------------
                                                                                             14,134,274
                                                                                           -------------

                                                              September 30, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                              PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                      AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------
                CORPORATE BONDS, continued

CONSUMER STAPLES: 15.8%
                Brake Brothers Finance PLC, 12.000%,
                     due December 15, 2011 (f) (GB)               $   400,000              $    789,153
                Burns Philip Capital Property Ltd, 9.750%,
                     due July 15, 2012                              1,075,000                 1,209,375
                Chaoda Modern Agriculture Holding, 144A, 7.750%
                     due February 8, 2010 (b)                         750,000                   729,375
                Chattem Inc., 6.870%,
                     due March 1, 2010                                750,000                   761,250
                Chiquita Brands International, Inc., 144A, 8.875%,
                     due December 1, 2015 (b)                         750,000                   746,250
                Fage Dairy Industry SA, 144A, 7.500%,
                     due January 15, 2015 (b) (e) (GR)                500,000                   581,798
                Foodcorp, 144A, 8.875%,
                     due June 15, 2012 (b) (e) (SA)                   750,000                   976,698
                Jafra Cosmetics International, Inc., 10.750%,
                     due May 15, 2011                                 596,000                   664,540
                Jean Coutu Group PJC, Inc., 8.500%,
                     due August 1, 2014                             1,000,000                 1,000,000
                NBTY Inc., 144A, 7.125%,
                     due October 1, 2015 (b)                          500,000                   492,500
                Pinnacle Foods Holding Corp., 8.250%,
                     due December 1, 2013                             795,000                   755,250
                Rite Aid Corp., 7.500%,
                     due January 15, 2015                             500,000                   480,000
                United Biscuits Finance PLC., 10.750%,
                     due April 15, 2011 (f) (GB)                      500,000                   945,037
                                                                                           -------------
                                                                                             10,131,226
                                                                                           -------------

ENERGY: 4.0%
                Compagnie Generale De Geophysique, 144A, 7.500%,
                     due May 15, 2015 (b)                             575,000                   600,875
                FPL Energy Wind FDG LLC., 144A, 6.125%,
                     due March 25, 2019 (b)                         1,000,000                   963,407
                Qwest Corp., 144A, 7.625%,
                     due June 15, 2015 (b)                            750,000                   769,688
                Whiting Petroleum Corp, 144A, 7.000%,
                     due February 1, 2014 (b)                         250,000                   254,688
                                                                                           -------------
                                                                                              2,588,658
                                                                                           -------------

                                                              September 30, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                              PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                      AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------
                CORPORATE BONDS, continued

FINANCIALS: 6.7%
                E Trade Financial Corp., 144A, 7.375%,
                     due September 15, 2013 (b)                   $   100,000              $    101,500
                FTI Consulting Inc., 144A, 7.625%,
                     due June 15, 2013 (b)                            250,000                   256,250
                Klockner Investment SCA, 144A, 10.500%,
                     due May 15, 2015 (b) (e) (GM)                    500,000                   670,726
                LaBranche & Co., Inc., 11.000%,
                     due May 15, 2012                                 500,000                   555,000
                Refco Finance Holdings LLC, 9.000%,
                     due August 1, 2012                               482,000                   526,585
                Ship Financial International Ltd, 8.500%,
                     due December 15, 2013                          1,000,000                   978,750
                Thornburg Mortgage, Inc., 8.000%,
                     due May 15, 2013                               1,250,000                 1,243,750
                                                                                           -------------
                                                                                              4,332,561
                                                                                           -------------

HEALTH CARE: 11.5%
                Alliance Imaging, 7.250%,
                     due December 15, 2012                            925,000                   851,000
                Amerisourcebergen Corp., 144A, 5.875%,
                     due September 15, 2015 (b)                       250,000                   248,125
                Concentra Operations Corp., 9.500%,
                     due August 15, 2010                              625,000                   657,813
                Concentra Operations Corp., 9.125%,
                     due June 1, 2012                                 371,000                   387,695
                Mylan Laboratories Inc., 144A, 6.375%,
                     due August 15, 2015 (b)                          750,000                   754,687
                National Mentor, Inc., 144A, 9.625%
                     due December 1, 2012 (b)                       1,000,000                 1,050,000
                Select Medical Corp., 7.625%,
                     due February 1, 2015                           1,000,000                   962,500
                Universal Hospital Services, Inc., 10.125%,
                     due November 1, 2011                           1,340,000                 1,380,200
                US Oncology, Inc., 10.750%,
                     due August 15, 2014                            1,000,000                 1,125,000
                                                                                           -------------
                                                                                              7,417,020
                                                                                           -------------

INDUSTRIALS: 8.4%
                Buhrmann U.S. Inc., 8.250%,
                     due July 1, 2014                                 750,000                   770,625
                Da-Lite Screen Co., Inc. 9.500%,
                     due May 15, 2011                               1,000,000                 1,060,000
                Desarrolladora Homex SA, 144A, 7.500%,
                     due September 28, 2015 (b) (MX)                  750,000                   753,750
                Knowledge Learning Corp., 144A, 7.750%,
                     due February 1, 2015 (b)                         750,000                   738,750
                Ply Gem Industries, Inc., 9.000%,
                     due February 15, 2012                          1,000,000                   845,000
                Progress Rail Services Corp., 144A, 7.750%,
                     due April 1, 2012 (b)                            525,000                   537,469
                Ultrapetrol Bahamas Ltd., 9.000%
                     due November 24, 2014                            750,000                   694,687
                                                                                           -------------
                                                                                              5,400,281
                                                                                           -------------

INFORMATION TECHNOLOGY: 4.6%
                Activant Solutions, Inc., 10.500%,
                     due June 15, 2011                                750,000                   787,500
                Advanced Micro Devices, Inc., 7.750%
                     due November 1, 2012                             750,000                   772,500
                GSC Holdings Corp/ Gamestop Inc., 144A, 8.000%,
                     due October 1, 2012 (b)                                0                         0
                IKON Office Solutions, Inc., 6.750%,
                     due December 1, 2025                             750,000                   605,016
                Stats Chippac Ltd., 144A, 7.500%,
                     due July 19, 2010 (b)                            750,000                   761,250
                                                                                           -------------
                                                                                              2,926,266
                                                                                           -------------

                                                              September 30, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                              PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                      AMOUNT                     VALUE
--------------------------------------------------------------------------------------------------------
                CORPORATE BONDS, continued

MATERIALS: 7.9%
                Aleris International, Inc., 9.000%,
                     due November 15, 2014                        $ 1,050,000              $  1,113,000
                Blue Ridge Paper Products, Inc., 9.500%,
                     due December 15, 2008                            500,000                   470,000
                Cellu Tissue Holdings, Inc., 9.750%,
                     due March 15, 2010                             1,250,000                 1,259,375
                CSN Islands IX Corp., 144A, 10.000%,
                     due January 15, 2015 (b)                         750,000                   838,125
                Russell Stanley Holdings, Inc., 144A, 9.000%,
                     due November 30, 2008 (a) (b) (c)                 36,532                       365
                WII Components, Inc., 10.000%,
                     due February 15, 2012                          1,425,000                 1,410,750
                                                                                           -------------
                                                                                              5,091,615
                                                                                           -------------

TELECOMMUNICATION SERVICES: 9.4%
                Alaska Communications Systems, 9.875%,
                     due August 15, 2011                              500,000                   548,750
                Axtel SA, 11.000%,
                     due December 15, 2013                          1,000,000                 1,127,500
                Cell C (PTY) Ltd., 144A, 8.625%,
                     due July 1, 2012 (b) (e) (SA)                    500,000                   633,799
                City Telecommunication HK Ltd.,  8.750%,
                     due February 1, 2015                             675,000                   634,500
                Millicom International Cellular SA, 10.000%,
                     due December 1, 20133                          1,000,000                 1,037,500
                Newskies Satellites BV, 8.538%,
                     due November 1, 2011                             965,000                   998,775
                Tele Norte Leste Participacoes, 8.000%,
                     due December 18, 2013                          1,000,000                 1,060,000
                                                                                           -------------
                                                                                              6,040,824
                                                                                           -------------

UTILITIES: 1.3%
                Ormat Funding Corp., 8.250%,
                     due December 30, 2020                            814,737                   824,921
                                                                                           -------------

TOTAL CORPORATE BONDS
                (Cost $59,120,878)                                                           58,887,646
                                                                                           -------------

                                                                       NUMBER
                                                                    OF SHARES
                STOCKS: 2.4%

                COMMON STOCKS: 0.0%

MATERIALS: 0.00%
                Russell Stanley Holdings, Inc., 144A (a)(b)(c)
                (Cost $0)                                               4,000                         0

                PREFERRED STOCKS:  2.4%

FINANCIALS:  2.4%
                Health Care REIT, Inc.
                    Preferred Series F                                 40,000                 1,012,000
                Nationwide Health Properties, Inc.
                    Preferred Convertible Series B                      5,000                   554,375
                                                                                           -------------
TOTAL PREFERRED STOCKS
                (Cost $1,492,800)                                                             1,566,375
                                                                                           -------------

TOTAL STOCKS

                (Cost $1,492,800)                                                             1,566,375
                                                                                           -------------

                                                              September 30, 2005

PAX WORLD HIGH YIELD FUND, INC.

PERCENT OF NET ASSETS,                                              PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                      AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT: 1.0%

                Self Help Credit Union, 3.030%,
                     due December 31, 2005                        $   100,000              $    100,000
                ShoreBank & Trust Co., 2.090%,
                     due November 6, 2005                             100,000                   100,000
                ShoreBank Chicago, 2.970%,
                     due June 29, 2006                                100,000                   100,000
                ShoreBank Cleveland, 2.970%,
                     due June 28, 2006                                100,000                    99,992
                ShoreBank Pacific, 3.570%,
                     due June 29, 2006                                200,000                   200,000
                                                                                           -------------
TOTAL CERTIFICATES OF DEPOSIT                                                                   599,992
                (Cost $ 599,992)                                                           -------------


                                                                       NUMBER
                MONEY MARKET SHARES: 5.5%                           OF SHARES

                Pax World Money Market Fund - note B (d)            3,550,724                 3,550,724
                (Cost $3,550,724)                                                         -------------


TOTAL INVESTMENTS: 100.5%                                                                    64,604,737
                (Cost $64,764,394)

                Other assets and liabilities (Net):  (0.5)%                                    (307,236)
                                                                                           -------------

Net Assets: 100.0%                                                                         $ 64,297,501
                                                                                           -------------


(a)  Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c)  Security is being fair valued under the direction of the Board of Directors

(d) Affiliate - security is managed by Pax World Management, Corp., the Fund's Adviser

(e)  Principal amount is Euro currency; value is in U.S. dollars

(f)  Principal amount is Pound Sterling currency; value is in U.S. dollars

GB Great Britain

GM Germany (traded in Euro currency)

GR Greece (traded in Euro currency)

MX Mexico

SA South Africa (traded in Euro currency)

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2005 is included in dividends and interest receivable. Valuations of bonds in the High Yield Fund are from independent pricing services or broker-dealers, which may or may not be managing underwriters. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2005 was $64,764,394, $1,118,528, $(1,278,185) and $(159,657),
respectively.

INVESTMENT INFORMATION

The term "affiliate" includes other investment companies that are managed by a fund's adviser. At September 30, 2005, the Fund held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                 Dividends from non controlled affiliate
Value at 12/31/04  Purchased Cost  Sold Cost   Value at 9/30/05  for the nine months ended 9/30/05
-----------------  --------------  ---------   ----------------  ---------------------------------
$2,119,381         $27,198,343     $25,767,000 $3,550,724        $66,047

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World High Yield Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                              Thomas W. Grant, President

Date     November 23, 2005
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                              Thomas W. Grant, President

Date     November 23, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ Janet L. Spates
                         -------------------------------------------------------
                              Janet L. Spates, Assistant Treasurer

Date     November 23, 2005
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.